                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM STRATEGIC INCOME FUND

                       Supplement dated November 29, 1999
                     to the Prospectus dated March 1, 1999,
                          as revised October 25, 1999

Effective November 29, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

    "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

    o John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1997 to 1998, he was Manager of a global markets fixed income fund for West Merchant Bank Ltd. From 1994 to 1996, he was enrolled in graduate school.

    o Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

    o Cheng-Hock Lau, Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1995. From 1993 to 1995, he was Senior Vice President and Senior Portfolio Manager for
          Fiduciary Trust Company International.

    o Kieron Nutbrown, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1994 to 1997, he was a Quantitative Analyst and Portfolio Manager for Foreign & Colonial Management."


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                            ADVISOR CLASS SHARES OF

                           AIM STRATEGIC INCOME FUND

                       Supplement dated November 29, 1999
                     to the Prospectus dated March 1, 1999,
                 as supplemented July 1, 1999 and July 2, 1999


This supplement supersedes and replaces in its entirety the supplement dated July 2, 1999.

Effective November 29, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

    "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

    o John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1997 to 1998, he was Manager of a global markets fixed income fund for West Merchant Bank Ltd. From 1994 to 1996, he was enrolled in graduate school.

    o Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

    o Cheng-Hock Lau, Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1995. From 1993 to 1995, he was Senior Vice President and Senior Portfolio Manager for
          Fiduciary Trust Company International.

    o Kieron Nutbrown, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1994 to 1997, he was a Quantitative Analyst and Portfolio Manager for Foreign & Colonial Management."

Effective June 7, 1999, the following replaces in its entirety the information appearing under the heading "EXCHANGING SHARES - EXCHANGE CONDITIONS" on page A-3 of the prospectus:

    "The following conditions apply to all exchanges:

    o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

    o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

    o Exchanges must be made between accounts with identical registration information;

    o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

    o Shares must have been held for at least one day prior to the exchange; and

    o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

Beginning September 15, 1999, the following exchange condition will apply:

    o Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."